Oil and Gas Interests (Tables)	12 Months Ended
Jun. 30, 2014
Components of Oil and Gas interest	Oil and gas interests consist of the following:

	2014	2013
Oil and gas interests	$17,094	$15,572
Less accumulated depletion	(9,223)	(8,102)

	$7,871	$7,470